Note 5 - New Accounting Pronouncements	15 Months Ended
Sep. 30, 2012
New Accounting Pronouncements, Policy [Policy Text Block]
Note 5 – New Accounting Pronouncements

(i) Disclosures About Offsetting Assets and Liabilities

In December, 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities”, in an effort to improve comparability between US GAAP and IFRS financial statements with regard to the presentation of offsetting assets and liabilities on the statement of financial position arising from financial and derivative instruments, and repurchase agreements. The ASU establishes additional disclosures presenting the gross amounts of recognized assets and liabilities, offsetting amounts, and the net balance reflected in the statement of financial position. Descriptive information regarding the nature and rights of the offset must also be disclosed. This guidance is effective as of the beginning of a fiscal year that begins after January 1, 2013. The adoption of the new guidance is not expected to have an impact on the Company’s financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.